Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 25, 2017		Mar. 26, 2016
Statement of Comprehensive Income [Abstract]
Net income		$ 11,699	$ 4,928	[1]	$ 5,438	[1]
Other comprehensive income (loss):
Foreign currency translation adjustments	[2],[3]	706	8		(666)
Total other comprehensive income		$ 12,405	$ 4,936		$ 4,772

[1]	Retrospectively revised (see note 18)
[2]	Item that may be reclassified to the Statement of Operations in future periods
[3]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income.